Other Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Other Liabilities [Abstract]
OTHER LIABILITIES

16. OTHER LIABILITIES

Other liabilities as of September 30, 2017 and December 31, 2016 consisted of:

	September 30,	December 31,
	2017	2016
	(Unaudited)
Interest payable	$502,354	$332,178
Accruals	234,564	446,253
Other payables	597,334	218,206
Long-term debt	4,207,426	2,879,865
	$5,541,678	$3,876,502

On November 16, 2016, Feng Hui received a loan of RMB 20,000,000 (approximately $3,005,304) from Urumqi High-speed Railway Hub Comprehensive Development & Construction Investment Co., Ltd. with maturity date of November 15, 2021 from November 16, 2016. The interest rate is 1% and the principal is due upon maturity. On August 24, 2017, Feng Hui received a loan of RMB 8,000,000 (approximately $1,202,122) from Xinjiang Software Park Co., Ltd. with maturity date of August 24, 2021 from August 24, 2017. The interest rate is 1% and the principal is due upon maturity.

16. OTHER LIABILITIES

Other liabilities as of December 31, 2016 and 2015 consisted of:

	December 31,	December 31,
	2016	2015
Interest payable	$332,178	$551,492
Accruals	446,253	236,701
Other payables	218,206	189,638
Long-term debt	2,879,865	-
	$3,876,502	$977,831

On November 16, 2016, Feng Hui received a loan of $2,879,865 from Urumqi High-speed Railway Hub Comprehensive Development & Construction Investment Co., Ltd. with maturity date of November 15, 2021 from November 16, 2016. The interest rate is 1% and the principal is due upon maturity.